Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues	$ 550	$ 120
Cost of revenues	252	67
Gross profit	298	53
Research and development expenses, net	11,534	10,170	8,563
Sales and marketing expenses	2,230	1,848	1,268
General and administrative expenses	3,989	3,980	3,005
Operating loss	17,455	15,945	12,836
Equity in net loss of an affiliated company			2,718
Financial expenses (income), net	4,221	(909)	(179)
Net Loss	$ 21,676	$ 15,036	$ 15,375
Basic and diluted loss per share (in USD)	$ (0.07)	$ (0.05)	$ (0.07)
Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands	322,817	321,356	219,913